SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	3,800,943	3,772,817	2,715,000	265,000
Number of Options Exercisable	2,755,110	3,074,476
Intrinsic value	$ 123,600	$ 97,850
Exercise Price Range at 1.01 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.01
Number of Options Outstanding	515,000
Number of Options Exercisable	515,000
Term	10
Intrinsic value	$ 123,600
Exercise Price Range at 1.01 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Remaining Life in Years	7 years 11 months 4 days
Exercise Price Range at 1.01 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Remaining Life in Years	8 years 10 days
Exercise Price Range at 1.25 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.25
Number of Options Outstanding	890,000
Number of Options Exercisable	14,167
Term	10
Intrinsic value
Exercise Price Range at 1.25 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Remaining Life in Years	9 years 9 months 21 days
Exercise Price Range at 1.25 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Remaining Life in Years	9 years 11 months 1 day
Exercise Price Range at 1.37 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.37
Number of Options Outstanding	200,000
Number of Options Exercisable	30,000
Term	10
Remaining Life in Years	9 years 7 months 17 days
Intrinsic value
Exercise Price Range at 1.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.50
Number of Options Outstanding	2,195,943
Number of Options Exercisable	2,195,943
Term	10
Remaining Life in Years	8 years 6 months 10 days
Intrinsic value